EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Total exploration, evaluation and project expenses	$ 350	$ 287
Corporate and other
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Global exploration and evaluation	123	122
Corporate development	15	16
Minesite exploration and evaluation	75	64
Pascua-Lama
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	52	46
Pueblo Viejo [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	24	3
Reko Diq [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	14	10
Other projects [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	$ 47	$ 26